Income taxes - Operating loss carryforwards (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Income taxes
Operating loss carryforward not subject to expiration	$ 54,530
Operating loss carryforwards	86,921
Switzerland
Income taxes
Operating loss carryforwards	32,332
France
Income taxes
Operating loss carryforward not subject to expiration	54,521
Operating loss carryforwards	54,521
Japan
Income taxes
Operating loss carryforward not subject to expiration	9
Operating loss carryforwards	9
USA
Income taxes
Operating loss carryforwards	59
2029
Income taxes
Operating loss carryforward subject to expiration	188
2029 | Switzerland
Income taxes
Operating loss carryforward subject to expiration	188
2030
Income taxes
Operating loss carryforward subject to expiration	7,189
2030 | Switzerland
Income taxes
Operating loss carryforward subject to expiration	7,189
2031
Income taxes
Operating loss carryforward subject to expiration	10,027
2031 | Switzerland
Income taxes
Operating loss carryforward subject to expiration	10,027
2032
Income taxes
Operating loss carryforward subject to expiration	14,928
2032 | Switzerland
Income taxes
Operating loss carryforward subject to expiration	14,928
2045
Income taxes
Operating loss carryforward subject to expiration	59
2045 | USA
Income taxes
Operating loss carryforward subject to expiration	$ 59